Deferred income taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax credit from US tax reform	$ 6.0
Unrecognized deferred income tax assets for which no deferred tax asset is recognized	13.3	$ 12.3
Unused tax losses for which no deferred tax asset recognised	81.9	72.1	$ 82.9
Temporary differences of unremitted earnings of overseas subsidiaries and joint ventures and associates for which deferred tax liabilities have not been recognised	42.4	54.9
Indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	10.3	8.8
Between 2028 and 2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 3.0	$ 3.5